VANECK MORNINGSTAR WIDE MOAT FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.7%
Banks : 1.3%
US Bancorp 8,660 $ 450,407
Underline
Capital Goods : 11.0%
Boeing Co.* 2,239 445,628
Huntington Ingalls Industries,
Inc. 1,422 540,218
IDEX Corp. 2,559 485,059
Masco Corp. 14,160 854,839
Northrop Grumman Corp. 822 560,801
Otis Worldwide Corp. 10,474 807,336
3,693,881
Commercial & Professional Services : 6.9%
Broadridge Financial Solutions,
Inc. 4,447 722,549
Copart, Inc. * 12,017 398,964
Equifax, Inc. 2,171 390,932
TransUnion† 11,514 796,654
2,309,099
Consumer Discretionary Distribution &
Retail : 1.3%
Amazon.com, Inc.* 2,115 440,491
Underline
Consumer Durables & Apparel : 2.4%
NIKE, Inc. 15,122 798,744
Underline
Consumer Services : 3.9%
Airbnb, Inc.* 7,031 887,875
Chipotle Mexican Grill, Inc.* 13,406 429,126
1,317,001
Financial Services : 6.3%
Blackstone, Inc. 4,080 469,159
Charles Schwab Corp. 4,783 449,506
LPL Financial Holdings, Inc. 2,666 802,013
MarketAxess Holdings, Inc. 2,439 402,386
2,123,064
Food, Beverage & Tobacco : 11.0%
Brown-Forman Corp.† 33,284 880,029
Constellation Brands, Inc. 6,144 921,600
Hershey Co. 2,511 522,012
Mondelez International, Inc. 16,003 922,413
PepsiCo, Inc. 3,047 473,168
3,719,222
Health Care Equipment & Services : 6.2%
GE HealthCare Technologies,
Inc. 11,283 803,124
Veeva Systems, Inc. * 2,308 405,423
Zimmer Biomet Holdings, Inc. 9,730 879,787
2,088,334
Household & Personal Products : 7.2%
Clorox Co. 8,484 879,197
Estee Lauder Cos, Inc. 9,252 664,016
Kenvue, Inc. 52,024 896,894
2,440,107
Media & Entertainment : 2.3%
Meta Platforms, Inc. 672 384,472
Walt Disney Co. 4,172 402,097
786,569
Number
of Shares Value
Pharmaceuticals, Biotechnology & Life
Sciences : 11.9%
Agilent Technologies, Inc. 3,871 $ 441,216
Bristol-Myers Squibb Co. 16,098 976,344
Danaher Corp. 4,240 803,904
Thermo Fisher Scientific, Inc. 885 435,004
West Pharmaceutical Services,
Inc. 1,820 456,165
Zoetis, Inc. 7,465 882,438
3,995,071
Real Estate Management & Development :
1.1%
CoStar Group, Inc.* 9,324 376,130
Underline
Semiconductors & Semiconductor
Equipment : 8.8%
Applied Materials, Inc. 1,332 455,264
Broadcom, Inc. 1,306 404,220
Entegris, Inc. 3,847 451,022
NVIDIA Corp. 4,831 842,527
NXP Semiconductors NV 4,129 812,835
2,965,868
Software & Services : 15.1%
Adobe, Inc.* 1,331 323,539
Datadog, Inc. * 3,512 414,592
Fair Isaac Corp. * 313 334,140
Fortinet, Inc. * 10,760 879,307
Microsoft Corp. 2,017 746,633
Oracle Corp. 2,057 302,605
Palo Alto Networks, Inc. * 2,734 438,315
Salesforce, Inc. 1,761 328,726
ServiceNow, Inc. * 2,686 280,821
Tyler Technologies, Inc. * 2,225 761,796
Workday, Inc.* 2,074 269,454
5,079,928
Technology Hardware & Equipment : 1.6%
Motorola Solutions, Inc. 1,218 528,575
Underline
Transportation : 1.4%
United Parcel Service, Inc. 4,819 474,093
Underline
Total Common Stocks
(Cost: $34,666,478) 33,586,584
MONEY MARKET FUND: 0.3%
(Cost: $110,539)
Invesco Treasury Portfolio -
Institutional Class 3.64%(a) 110,539 110,539
Underline
Total Investments Before Collateral for
Securities Loaned: 100.0%
(Cost: $34,777,017) 33,697,123
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%

VANECK MORNINGSTAR WIDE MOAT FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for industry sectors .
Number
of Shares Value
(Cost: $60)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.66%(a) 60 $ 60
Number
of Shares Value
Total Investments: 100.0%
(Cost: $34,777,077) $ 33,697,183
Liabilities in excess of other assets: 0.0% (16,356)
NET ASSETS: 100.0% $ 33,680,827
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $808,561.
(a) The rate shown is the 7-day yield as of 03/31/26.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 33,586,584 $ — $ — $ 33,586,584
Money Market Funds 110,599 — — 110,599
Total Investments $ 33,697,183 $ — $ — $ 33,697,183